UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-255934-11

Central Index Key Number of issuing entity: 0002012263

BMO 2024-C8 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-255934

Central Index Key Number of depositor: 0001861132

BMO Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Bank of Montreal

Central Index Key Number: 0000927971

Citi Real Estate Funding Inc.

Central Index Key Number: 0001701238

German American Capital Corporation

Central Index Key Number: 0001541294

Starwood Mortgage Capital LLC

Central Index Key Number: 0001548405

National Cooperative Bank, N.A.

Central Index Key Number: 0001577313

Goldman Sachs Mortgage Company

Central Index Key Number: 0001541502

Ladder Capital Finance LLC

Central Index Key Number: 0001541468

Morgan Stanley Mortgage Capital Holdings LLC

Central Index Key Number: 0001541557

Zions Bancorporation, N.A.

Central Index Key Number: 0000109380

LMF Commercial, LLC

Central Index Key Number: 0001592182

UBS AG

Central Index Key Number: 0001685185

BSPRT CMBS Finance, LLC

Central Index Key Number: 0001722518

(Exact names of sponsors as specified in their respective charters)

Paul Vanderslice (212) 885-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Explanatory Note:

This Form ABS-EE/A is filed in connection with the Form 10-D/A (the "November 22, 2024 Form 10-D/A"), filed with the Securities and Exchange Commission on November 22, 2024 under Commission File No. 333-255934-11, with respect to BMO 2024-C8 Mortgage Trust, which revises the monthly report attached as an exhibit to the Form 10-D (the " April 30, 2024 Form 10-D") filed with the Securities and Exchange Commission on April 30, 2024 under Commission File No. 333-255934-11. Exhibit 102 and Exhibit 103 attached to this Form ABS-EE/A are the same as Exhibit 102 and Exhibit 103, respectively, attached to the Form ABS-EE, filed with the Securities and Exchange Commission on April 30, 2024 under Commission File No. 333-255934-11, with respect to BMO 2024-C8 Mortgage Trust, and that were incorporated by reference as Exhibit 102 and Exhibit 103 to the April 30, 2024 Form 10-D. The purpose of this Form ABS-EE/A is to refile Exhibit 102 and Exhibit 103 so that the November 22, 2024 Form 10-D/A can be filed.

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned thereunto duly authorized.

BMO Commercial Mortgage Securities LLC
(Depositor)

Date: November 22, 2024	By:	/s/ Paul Vanderslice
	Name:	Paul Vanderslice
	Title:	Chief Executive Officer